UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
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Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sansar Capital Management, L.L.C.*
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Address:     16 Raffles Quay #40-02
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             Hong Leong Building
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             Singapore 048581
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Form 13F File Number:   28-11727
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard B. Astorga
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Title:      Chief Operating Officer / CFO / CCO
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Phone:      (+65) 6372-7615
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Signature, Place, and Date of Signing:

/s/ Richard B. Astorga          Singapore        May 15, 2012
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* Sansar Capital Management, L.L.C. and Sansar Capital Asia Pte. Ltd. serve as co-investment advisors and may be deemed to share investment discretion with respect to the holdings reported on this form.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $12,260
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number       Name

      1           28- 14781                  Sansar Capital Asia Pte. Ltd.
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                                                     SANSAR CAPITAL MANAGEMENT, L.L.C.
                                              FORM 13F INFORMATION TABLE AS OF MARCH 31, 2012

                                                                                                              VOTING AUTHORITY
                                                                                                              ----------------
                                                          VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER
   NAME OF ISSUER             TITLE OF CLASS     CUSIP   X($1000)  PRN AMT   PRN  CALL  DISCRETN  MANAGERS  SOLE   SHARED    NONE
   --------------             --------------     -----   --------  -------   ---  ----  --------  --------  ----   ------    ----
CHINANET ONLINE HLDGS INC     COM              16949H102   1,705  1,722,473   SH         OTHER       1           1,722,473
CHINA INFORMATION TECHNOLOGY  COM NEW          16950L208   2,005  1,616,926   SH         OTHER       1           1,616,926
LAS VEGAS SANDS CORP          COM              517834107   2,694     46,800   SH         OTHER       1              46,800
PERFECT WORLD CO LTD          SPON ADR REP B   71372U104   3,929    242,800   SH         OTHER       1             242,800
SKYPEOPLE FRUIT JUICE INC     COM NEW          83086T208   1,927  1,268,013   SH         OTHER       1           1,268,013